UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital LLC

Address:  Everest Capital LLC
          2601 South Bayshore Drive
          Suite 1700
          Miami, FL 33133

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillip Godfrey
Title:  President
Phone:  (305) 666-1700


Signature, Place and Date of Signing:

/s/ Phillip Godfrey               Miami, Florida              August 16, 2010
----------------------        ----------------------      ---------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total:    $349,002
                                           (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

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


                                                FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                        VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                 --------         -----       --------   -------   --- ----  ----------  --------  ----   ------  ----
AMERICAN EXPRESS CO            COM              025816109     5,919      149,100 SH        SOLE        NONE       149,100
BANK OF AMERICA CORPORATION    COM              060505104     2,515      175,000 SH        SOLE        NONE       175,000
BANK OF AMERICA CORPORATION    COM              060505104    16,526    1,150,000     CALL  SOLE        NONE     1,150,000
CITIGROUP INC                  COM              172967101     2,557      680,000 SH        SOLE        NONE       680,000
CITIGROUP INC                  COM              172967101     7,896    2,100,000     CALL  SOLE        NONE     2,100,000
CREDICORP LTD                  COM              G2519Y108     1,382       15,200 SH        SOLE        NONE        15,200
CROCS INC                      COM              227046109     4,027      380,600 SH        SOLE        NONE       380,600
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     22135    1,425,300 SH        SOLE        NONE     1,425,300
FORD MTR CO DEL                COM PAR $0.01    345370860     2,520      250,000 SH        SOLE        NONE       250,000
GOLDCORP INC NEW               COM              380956409     9,011      205,500 SH        SOLE        NONE       205,500
ISHARES TR INDEX               MSCI EMERG MKT   464287234    69,536    1,863,250 SH        SOLE        NONE     1,863,250
IVANHOE MINES LTD              COM              46579N103     1,252       96,000 SH        SOLE        NONE        96,000
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107     4,316      930,200 SH        SOLE        NONE       930,200
MECHEL OAO                     SPONSORED ADR    583840103    15,735      867,400 SH        SOLE        NONE       867,400
NETEASE COM INC                SPONSORED ADR    64110W102     7,452      235,000 SH        SOLE        NONE       235,000
NEWMONT MINING CORP            COM              651639106     5,384       87,200 SH        SOLE        NONE        87,200
RANDGOLD RES LTD               ADR              752344309     8,291       87,500 SH        SOLE        NONE        87,500
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    17,104    1,238,500     PUT   SOLE        NONE     1,238,500
SINA CORP                      ORD              G81477104     5,092      144,400 SH        SOLE        NONE       144,400
SOLUTIA INC                    COM NEW          834376501     5,995      457,600 SH        SOLE        NONE       457,600
SPDR GOLD TRUST                GOLD SHS         78463V107   105,229      864,800 SH        SOLE        NONE       864,800
STARBUCKS CORP                 COM              855244109    11,263      463,500 SH        SOLE        NONE       463,500
UAL CORP                       COM NEW          902549807    17,865      868,900 SH        SOLE        NONE       868,900



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